Subordinated loans - Schedule of subordinated loans by group companies (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 15,805	€ 16,588	€ 13,724
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	13,150	13,069
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 2,654	€ 3,519